CAPITAL AND FINANCIAL RISK MANAGEMENT - Market Risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Metal Commodity Derivative
CAPITAL AND FINANCIAL RISK MANAGEMENT
Notional amount	$ 0	$ 0
Interest Rate Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	1.00%
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 0	$ 0
Foreign Currency Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	10.00%
10.0% strengthening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 862
10.0% strengthening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	3,982
10.0% strengthening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(5,915)
10.0% weakening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(862)
10.0% weakening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(3,982)
10.0% weakening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 5,915